UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23074

Nuveen High Income December 2018 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHA

Nuveen High Income December 2018 Target Term Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 125.9% (98.7% of Total Investments)

	CORPORATE BONDS – 118.4% (92.8% of Total Investments)

	Aerospace & Defense – 1.0%

$3,000	Bombardier Inc., 144A	4.750%	4/15/19	B	$3,041,250

	Airlines – 3.3%

6,440	American Airlines Group Inc.	6.125%	6/01/18	BB–	6,665,400
2,869	United Continental Holdings Inc.	6.375%	6/01/18	BB–	2,998,105
9,309	Total Airlines				9,663,505

	Automobiles – 3.9%

3,000	General Motors Corporation	3.500%	10/02/18	BBB	3,062,937
3,000	General Motors Financial Company Inc.	2.400%	5/09/19	BBB	3,006,198
5,500	Jaguar Land Rover Automotive PLC, 144A	4.125%	12/15/18	BB+	5,616,875
11,500	Total Automobiles				11,686,010

	Banks – 3.9%

4,000	CIT Group Inc., 144A	6.625%	4/01/18	BB+	4,165,000
3,000	CIT Group Inc.	3.875%	2/19/19	BB+	3,076,800
3,382	Synovus Financial Corp.	7.875%	2/15/19	BBB–	3,680,292
730	UniCredito Luxembourg Finance SA, 144A	6.000%	10/31/17	BBB	745,322
11,112	Total Banks				11,667,414

	Beverages – 0.4%

1,350	Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	1,238,625

	Building Products – 1.1%

3,250	USG Corporation	8.250%	1/15/18	BB+	3,404,375

	Chemicals – 1.1%

3,000	CF Industries Inc.	6.875%	5/01/18	BB+	3,127,500

	Commercial Services & Supplies – 3.8%

2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	2,053,432
3,000	International Lease Finance Corporation	5.875%	4/01/19	BBB–	3,197,085
2,000	International Lease Finance Corporation	6.250%	5/15/19	BBB–	2,154,804
3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	3,914,859
10,900	Total Commercial Services & Supplies				11,320,180

	Construction & Engineering – 1.1%

3,300	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	3,316,500

	Consumer Finance – 5.2%

5,805	Ally Financial Inc.	4.750%	9/10/18	BB+	5,964,637
3,000	Navient Corporation	8.450%	6/15/18	BB	3,195,000
2,500	Navient Corporation	5.500%	1/15/19	BB	2,590,000
3,700	Springleaf Finance Corporation	6.900%	12/15/17	B	3,800,640
15,005	Total Consumer Finance				15,550,277

	Diversified Financial Services – 1.7%

5,000	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	5,062,500

	Diversified Telecommunication Services – 4.6%

4,000	Frontier Communications Corporation	8.125%	10/01/18	BB–	4,240,000

NUVEEN	1

JHA	Nuveen High Income December 2018 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$2,500	Frontier Communications Corporation	7.125%	3/15/19	BB–	$2,637,500
6,500	Qwest Capital Funding Inc.	6.500%	11/15/18	BB+	6,857,500
13,000	Total Diversified Telecommunication Services				13,735,000

	Electric Utilities – 1.9%

5,634	DCP Midstream Operating LP	2.700%	4/01/19	BB+	5,577,660

	Electronic Equipment, Instruments & Components – 3.6%

6,250	Anixter Inc.	5.625%	5/01/19	BB+	6,562,500
4,165	Sanmina-SCI Corporation, 144A	4.375%	6/01/19	BBB–	4,258,713
10,415	Total Electronic Equipment, Instruments & Components				10,821,213

	Energy Equipment & Services – 2.4%

2,000	Noble Holding International Limited	5.250%	3/16/18	BB–	2,030,000
2,605	Rockies Express Pipeline Company, 144A	6.850%	7/15/18	BB+	2,722,225
2,400	SESI, LLC	6.375%	5/01/19	BB–	2,394,000
7,005	Total Energy Equipment & Services				7,146,225

	Equity Real Estate Investment Trusts – 5.0%

7,000	iStar Inc.	7.125%	2/15/18	B+	7,245,000
3,000	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	4.500%	4/15/19	B+	3,082,500
4,500	Vereit Operating Partner	3.000%	2/06/19	BBB–	4,514,400
14,500	Total Equity Real Estate Investment Trusts				14,841,900

	Food & Staples Retailing – 0.7%

2,250	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B3	1,943,438

	Food Products – 2.2%

3,470	Bumble Bee Holdings Inc., 144A	9.000%	12/15/17	CCC	3,383,250
3,000	Marfrig Holding Europe BV, 144A	8.375%	5/09/18	BB–	3,108,750
6,470	Total Food Products				6,492,000

	Health Care Equipment & Supplies – 3.3%

3,500	Tenet Healthcare Corporation	6.250%	11/01/18	BB–	3,672,813
6,120	Tenet Healthcare Corporation	5.000%	3/01/19	B–	6,129,364
9,620	Total Health Care Equipment & Supplies				9,802,177

	Health Care Providers & Services – 4.8%

7,500	HCA Inc.	3.750%	3/15/19	BBB–	7,668,750
4,350	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	4,165,125
2,300	Mallinckrodt International Finance SA	3.500%	4/15/18	B	2,297,125
14,150	Total Health Care Providers & Services				14,131,000

	Hotels, Restaurants & Leisure – 1.9%

5,010	MGM Resorts International Inc.	8.625%	2/01/19	BB	5,498,475

	Household Durables – 8.0%

1,750	CalAtlantic Group Inc.	8.375%	5/15/18	BB	1,868,125
5,200	KB Home	4.750%	5/15/19	B+	5,343,000
4,250	Meritage Homes Corporation	4.500%	3/01/18	Ba2	4,324,375
6,130	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	6,244,937
5,880	William Lyon Homes Incorporated	5.750%	4/15/19	B–	5,938,800
23,210	Total Household Durables				23,719,237

	Independent Power & Renewable Electricity Producers – 2.6%

870	GenOn Energy Inc.	9.500%	10/15/18	CCC	572,025

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Independent Power & Renewable Electricity Producers (continued)

$4,000	Talen Energy Supply LLC	6.500%	5/01/18	B	$4,130,000
2,958	TransAlta Corporation	6.900%	5/15/18	BBB–	3,076,320
7,828	Total Independent Power & Renewable Electricity Producers				7,778,345

	Industrial Conglomerates – 1.7%

5,000	Icahn Enterprises Finance	4.875%	3/15/19	BB+	5,050,000

	Insurance – 1.3%

4,000	Genworth Financial Inc.	6.515%	5/22/18	Ba3	3,990,000

	IT Services – 1.4%

1,855	Alliance Data Systems Corporation, 144A	5.250%	12/01/17	N/R	1,878,188
2,134	Xerox Corporation	6.350%	5/15/18	BBB–	2,237,851
3,989	Total IT Services				4,116,039

	Machinery – 1.8%

5,160	CNH Industrial Capital LLC	3.875%	7/16/18	Ba1	5,250,300

	Marine – 0.5%

1,404	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	1,389,960

	Media – 4.7%

2,000	Cablevision Systems Corporation	7.750%	4/15/18	B3	2,085,000
5,000	CSC Holdings Inc.	8.625%	2/15/19	B+	5,487,500
6,302	Dish DBS Corporation	4.250%	4/01/18	Ba3	6,406,424
13,302	Total Media				13,978,924

	Metals & Mining – 10.9%

6,500	Alcoa Inc.	5.720%	2/23/19	BBB–	6,857,500
4,200	Allegheny Technologies Inc.	9.375%	6/01/19	B	4,599,000
125	Anglo American Capital PLC, 144A	9.375%	4/08/19	BB+	140,300
2,425	ArcelorMittal	10.850%	6/01/19	Ba1	2,861,500
2,000	Barminco Finance Pty Ltd, 144A	9.000%	6/01/18	B2	2,100,000
4,327	Barrick Gold Corporation	6.950%	4/01/19	BBB–	4,747,134
4,413	Commercial Metals Inc.	7.350%	8/15/18	BB+	4,677,780
5,000	Freeport McMoRan, Inc.	2.375%	3/15/18	BB+	4,956,250
1,500	Imperial Metals Corporation, 144A	7.000%	3/15/19	Caa2	1,421,250
30,490	Total Metals & Mining				32,360,714

	Multiline Retail – 1.7%

4,889	J.C. Penney Corporation Inc.	5.750%	2/15/18	B+	4,986,780

	Oil, Gas & Consumable Fuels – 11.5%

2,795	Energy Transfer Partners	2.500%	6/15/18	BBB–	2,808,645
4,500	Kinder Morgan Energy Partners, LP	5.950%	2/15/18	BBB–	4,653,526
3,000	Marathon Oil Corporation	5.900%	3/15/18	BBB	3,105,600
2,000	Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	B+	2,010,000
1,755	Noble Energy Inc.	8.250%	3/01/19	BBB	1,952,102
3,250	Nustar Energy LP	8.150%	4/15/18	BB+	3,428,750
2,000	Oasis Petroleum Inc.	7.250%	2/01/19	B+	1,980,000
2,000	Petrobras Global Finance BV	3.000%	1/15/19	BB	1,997,800
4,500	Petrobras International Finance Company	7.875%	3/15/19	BB	4,896,000
1,500	Petroleos Mexicanos	5.500%	2/04/19	BBB+	1,575,000
1,066	Petroleos Mexicanos	8.000%	5/03/19	BBB+	1,176,011
4,500	Whiting Petroleum Corporation	5.000%	3/15/19	BB–	4,488,750
32,866	Total Oil, Gas & Consumable Fuels				34,072,184

	Pharmaceuticals – 0.5%

1,456	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B–	1,458,730

NUVEEN	3

JHA	Nuveen High Income December 2018 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 3.1%

$4,000	Con-Way, Inc.	7.250%	1/15/18	B–	$4,120,000
5,076	The Hertz Corporation	6.750%	4/15/19	B	5,082,345
9,076	Total Road & Rail				9,202,345

	Semiconductors & Semiconductor Equipment – 1.7%

5,000	NXP BV, 144A	3.750%	6/01/18	BBB–	5,100,000

	Specialty Retail – 1.6%

3,250	Best Buy Co., Inc.	5.000%	8/01/18	Baa1	3,376,555
1,500	Guitar Center Inc., 144A	6.500%	4/15/19	B2	1,260,000
4,750	Total Specialty Retail				4,636,555

	Technology Hardware, Storage & Peripherals – 3.7%

4,000	Dell Inc.	5.650%	4/15/18	Ba2	4,130,000
2,800	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	3.480%	6/01/19	BBB–	2,870,454
4,000	Seagate HDD Cayman	3.750%	11/15/18	BBB–	4,100,000
10,800	Total Technology Hardware, Storage & Peripherals				11,100,454

	Thrifts & Mortgage Finance – 1.9%

5,415	Radian Group Inc.	5.500%	6/01/19	BB	5,692,519

	Trading Companies & Distributors – 0.3%

1,000	Aircastle Limited	4.625%	12/15/18	BB+	1,033,750

	Wireless Telecommunication Services – 2.6%

7,000	Sprint Communications Inc., 144A	9.000%	11/15/18	BB	7,621,250
$341,415	Total Corporate Bonds (cost $346,177,926)				351,605,310

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 4.8% (3.8% of Total Investments)

	Capital Markets – 1.2%

$3,500	Prosepect Capital Corporation	5.875%	1/15/19	BBB–	$3,587,500

	Electrical Equipment – 1.0%

3,000	SolarCity Corporation	2.750%	11/01/18	N/R	2,904,375

	Independent Power & Renewable Electricity Producers – 1.3%

3,800	NRG Yield Inc, 144A	3.500%	2/01/19	N/R	3,845,125

	Machinery – 1.3%

4,250	Navistar International Corporation	4.750%	4/15/19	CCC	4,080,000
$14,550	Total Convertible Bonds (cost $14,023,989)				14,417,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 2.7% (2.1% of Total Investments)

	Argentina – 1.1%

$3,000	Republic of Argentina, 144A	6.250%	4/22/19	B	$3,168,000

	South Africa – 0.7%

2,000	Republic of South Africa	6.875%	5/27/19	Baa2	2,172,800

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Sri Lanka – 0.9%

$2,500	Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	$2,587,418
$7,500	Total Sovereign Debt (cost $7,750,362)				7,928,218
	Total Long-Term Investments (cost $367,952,277)				373,950,528

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.6% (1.3% of Total Investments)

	REPURCHASE AGREEMENTS – 1.6% (1.3% of Total Investments)

$4,774	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $4,773,635, collateralized by $4,770,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $4,873,089	0.090%	4/03/17		$4,773,599
	Total Short-Term Investments (cost $4,773,599)				4,773,599
	Total Investments (cost $372,725,876) – 127.5%				378,724,127
	Borrowings – (31.0)% (3), (4)				(92,000,000)
	Other Assets Less Liabilities – 3.5%				10,265,962
	Net Assets – 100%				$296,990,089

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$351,605,310	$—	$351,605,310
Convertible Bonds	—	14,417,000	—	14,417,000
Sovereign Debt	—	7,928,218	—	7,928,218

Short-Term Investments:
Repurchase Agreements	—	4,773,599	—	4,773,599
Total	$—	$378,724,127	$—	$378,724,127

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are

NUVEEN	5

JHA	Nuveen High Income December 2018 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $373,056,867.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$7,183,579
Depreciation	(1,516,319)
Net unrealized appreciation (depreciation) of investments	$5,667,260

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 24.3%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income December 2018 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017